Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	February 28, 2022 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 86.1%
EQUITY – 28.3%
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,840	$2,437,544
ClearBridge Energy Midstream Opportunity Fund, Inc.	95	2,422
Cushing MLP & Infrastructure Total Return Fund (The)	63,490	2,073,583
Cushing NextGen Infrastructure Income Fund (The)	60,013	2,575,758
India Fund, Inc. (The)	222,245	4,380,449
Neuberger Berman Next Generation Connectivity Fund, Inc.	326,429	4,635,292
New Ireland Fund, Inc. (The)	35,427	368,087
Principal Real Estate Income Fund	94,878	1,393,758
Salient Midstream & MLP Fund	529,901	3,900,071
Taiwan Fund, Inc. (The)	7,209	243,880
Templeton Emerging Markets Fund	3,479	51,663
Tortoise Energy Independence Fund, Inc.	14,965	412,884
Voya Asia Pacific High Dividend Equity Income Fund	6,323	49,952
Voya Emerging Markets High Income Dividend Equity Fund	267,956	1,864,974
Voya Global Advantage and Premium Opportunity Fund	2,000	19,000
Voya Global Equity Dividend and Premium Opportunity Fund	27,193	160,439
		24,569,756
FIXED INCOME – 51.2%
AllianceBernstein Global High Income Fund, Inc.	99,613	1,087,774
Apollo Tactical Income Fund, Inc.	102,391	1,503,100
Barings Global Short Duration High Yield Fund	96,055	1,511,906
BlackRock Credit Allocation Income Trust	1,290	16,615
Blackstone Strategic Credit Fund	144,466	1,909,841
BNY Mellon High Yield Strategies Fund	150,000	418,500
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	76,029	792,982
Delaware Investments National Municipal Income Fund(a)	445,372	5,861,096
Delaware Ivy High Income Opportunities Fund	495,353	6,499,031
Ellsworth Growth and Income Fund Ltd.	177,728	1,851,926
First Trust High Income Long/Short Fund	82,189	1,135,030
Invesco Senior Income Trust(b)	2,191,512	9,554,992
Morgan Stanley Emerging Markets Debt Fund, Inc.	309,270	2,480,345
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	266,405	1,366,658
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
New America High Income Fund, Inc. (The)	11,890	$98,687
Nuveen Core Plus Impact Fund	74,962	1,159,662
Nuveen New York AMT-Free Quality Municipal Income Fund	78,142	991,622
Nuveen Ohio Quality Municipal Income Fund	31,776	467,743
PGIM Global High Yield Fund, Inc.	74,410	1,044,716
PGIM High Yield Bond Fund, Inc.	1,989	29,000
PGIM Short Duration High Yield Opportunities Fund	251	4,292
Templeton Global Income Fund	92,994	464,040
Vertical Capital Income Fund	79,905	815,830
Virtus AllianzGI Convertible & Income Fund II	563,186	2,478,018
Western Asset Diversified Income Fund	18,634	313,797
Western Asset Emerging Markets Debt Fund, Inc.	9,521	103,779
Western Asset High Income Opportunity Fund, Inc.	100,000	464,000
		44,424,982
HYBRID – 6.6%
Calamos Long/Short Equity & Dynamic Income Trust	105,176	2,186,609
Ecofin Sustainable and Social	108,723	1,630,845
First Trust Aberdeen Emerging Opportunity Fund	765	9,088
Nuveen Multi-Asset Income Fund	92,963	1,520,875
Virtus Dividend Interest & Premium Strategy Fund	28,451	400,874
		5,748,291
TOTAL CLOSED-END FUNDS
(Cost $75,438,547)		74,743,029

EXCHANGE-TRADED FUNDS – 0.2%
FIXED INCOME – 0.2%
High Yield ETF(a)	6,663	196,559
TOTAL EXCHANGE-TRADED FUNDS
(Cost $195,108)		196,559

TOTAL INVESTMENTS – 86.3%
(Cost $75,633,655)		74,939,588
Other Assets in Excess of Liabilities – 13.7%		11,907,585
TOTAL NET ASSETS – 100.0%		$86,847,173

(a)	Affiliated issuer.
(b)	All or a portion of this security is pledged as collateral for borrowings. As of February 28, 2022, the aggregate value of those securities was $5,418,891, representing 6.2% of net assets.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	February 28, 2022 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	June 2022	(124)	$(14,567,824)	$(14,666,875)	$(99,051)
TOTAL FUTURES CONTRACTS			$(14,567,824)	$(14,666,875)	$(99,051)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Delaware Investments National Municipal Income Fund	$–	$6,221,523	$–	$(24)	$(360,403)	$5,861,096	445,372	$23,409	$–
High Yield ETF	–	195,108	–	–	1,451	196,559	6,663	1,133	–
Total	$–	$6,416,631	$–	$(24)	$(358,952)	$6,057,655	452,035	$24,542	$–